Share Based Payment - Summary of Number and Weighted Average Exercise Prices of Restricted Stock (Details) - Restricted Stock	12 Months Ended
	Dec. 31, 2022 shares SFr / shares	Dec. 31, 2022 shares SFr / shares $ / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2021 shares SFr / shares $ / shares	Dec. 31, 2020 shares SFr / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of restricted stocks issued and exercised beginning balance	1,038,226	1,038,226	652,110	652,110	571,783
Number of restricted stocks granted and exercised during the year			386,116	386,116	80,327
Number of restricted stocks issued and exercised ending balance	1,038,226	1,038,226	1,038,226	1,038,226	652,110
Number of restricted stocks not subject to repurchase	817,022	817,022	621,343	621,343	472,502
Weighted average exercise price issued and exercised beginning balance | (per share)	SFr 1.98	$ 1.98	SFr 1.81		SFr 1.79
Weighted average exercise price granted and exercised during the year | SFr / shares			2.27		1.95
Weighted average exercise price issued and exercised ending balance | (per share)	1.98		1.98	$ 1.98	1.81
Weighted average exercise price not subject to repurchase | SFr / shares	SFr 1.9	$ 1.9	SFr 1.82	$ 1.82	SFr 1.8